Investments in equity-accounted associates and joint ventures	12 Months Ended
Oct. 31, 2021
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Investments in equity-accounted associates and joint ventures

Note 26	Investments in equity-accounted associates and joint ventures

Joint ventures
CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company (collectively referred to as CIBC Mellon), which provide trust and asset servicing, both in Canada. As at October 31, 2021, the carrying value of our investments in the joint ventures was $592 million (2020: $587 million), which was included in Corporate and Other.
As at October 31, 2021, loans to the joint ventures totalled $5 million (2020: nil) and undrawn credit commitments totalled $122 million (2020: $164 million).
CIBC, The Bank of New York Mellon, and CIBC Mellon have, jointly and severally, provided indemnities to customers of the joint ventures in respect of securities lending transactions. See Note 22 for additional details.
There was no unrecognized share of losses of any joint ventures, either for the year or cumulatively. In 2021 and 2020, none of our joint ventures experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2021	2020	2019
Net income	$51	$67	$88
OCI	(44)	43	45
Total comprehensive income	$7	$110	$133
Associates
As at October 31, 2021, the total carrying value of our investments in associates was $66 million (2020: $71 million). These investments comprise: listed associates with a carrying value of nil (2020: $10 million) and a fair value of nil (2020: $10 million); and unlisted associates with a carrying value of $66 million (2020: $61 million) and a fair value of $89 million (2020: $83 million). Of the total carrying value of our investments in associates, $9 million (2020: $10 million) was included in Canadian Personal and Business Banking, $37 million (2020: $37 million) in Capital Markets, and $20 million (2020: $24 million) in Corporate and Other.
As at October 31, 2021, loans to associates totalled $34 million (2020: nil) and undrawn credit commitments totalled $1 million (2020: $79 million). We also had commitments to invest up to nil (2020: nil) in our associates.
There was no unrecognized share of losses of any associate, either for the year or cumulatively. In 2021 and 2020, none of our associates experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2021	2020	2019
Net income	$4	$12	$4
OCI	1	1	(1)
Total comprehensive income	$5	$13	$3